Intangible Assets - Summary of Breakdown For Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 387,847	€ 419,982
Ending balance	425,220	387,847
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	208,881	226,062
Ending balance	227,230	208,881
Brands with an indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	146,633	160,164
Ending balance	158,864	146,633
Concessions, licenses, trademarks and patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,637	8,209
Ending balance	5,871	7,637
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	22,150	25,251
Ending balance	29,074	22,150
Intangible assets in progress [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,546	296
Ending balance	4,181	2,546
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	523,528	551,546
Additions	18,115	11,524
Disposals	(13,147)	(4,319)
Exchange differences	30,012	(32,705)
Business combinations	7,020
Disposition	(3,589)
Other movements and reclassifications	0
Reclassifications to assets held for sale		2,518
Ending balance	561,939	523,528
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	208,881	226,062
Exchange differences	15,529	(17,181)
Business combinations	2,820
Ending balance	227,230	208,881
Gross carrying amount [member] | Brands with an indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	146,633	160,164
Exchange differences	12,231	(13,531)
Ending balance	158,864	146,633
Gross carrying amount [member] | Concessions, licenses, trademarks and patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	46,815	45,928
Additions	2,895	1,658
Disposals	(6,572)
Exchange differences	476	(327)
Disposition	(18)
Other movements and reclassifications	1,407	185
Reclassifications to assets held for sale		629
Ending balance	45,003	46,815
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	118,653	119,096
Additions	10,712	7,398
Disposals	(6,556)	(4,319)
Exchange differences	1,715	(1,666)
Business combinations	4,200
Disposition	(2,656)
Other movements and reclassifications	593	33
Reclassifications to assets held for sale		1,889
Ending balance	126,661	118,653
Gross carrying amount [member] | Intangible assets in progress [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,546	296
Additions	4,508	2,468
Disposals	(19)
Exchange differences	61
Disposition	(915)
Other movements and reclassifications	(2,000)	(218)
Ending balance	4,181	2,546
Accumulated depreciation, impairment and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	135,681	131,564
Amortization	(10,497)	(11,415)
Disposals	9,861	4,316
Impairment	(39)
Exchange differences	(1,574)	1,120
Disposition	1,211
Reclassifications to assets held for sale		1,862
Ending balance	136,719	135,681
Accumulated depreciation, impairment and amortization [Member] | Concessions, licenses, trademarks and patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39,178	37,719
Amortization	(2,045)	(1,863)
Disposals	2,314
Impairment	(3)
Exchange differences	(228)	20
Disposition	8
Reclassifications to assets held for sale		384
Ending balance	39,132	39,178
Accumulated depreciation, impairment and amortization [Member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	96,503	93,845
Amortization	(8,452)	(9,552)
Disposals	7,547	4,316
Impairment	(36)
Exchange differences	(1,346)	1,100
Disposition	1,203
Reclassifications to assets held for sale		1,478
Ending balance	€ 97,587	€ 96,503